Income Tax - Additional Information (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Valuation allowance	$ 326
Cash paid for income taxes	16,740	$ 12,931	$ 150
Gross unrecognized tax benefits	1,007	0
UNITED KINGDOM
Valuation allowance	326
Net operating loss carryforwards	300
Research and development tax credits	500
International
Unremitted earnings of subsidiaries, foreign	800
Cash paid for income taxes	0
Other Liabilities, Non current
Gross unrecognized tax benefits	$ 1,007	$ 0